Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS VARIABLE INSURANCE TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001065698
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2012
MFS Blended Research Small Cap Equity Portfolio (First Prospectus Summary) | MFS Blended Research Small Cap Equity Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCOSX
MFS Blended Research Small Cap Equity Portfolio (Second Prospectus Summary) | MFS Blended Research Small Cap Equity Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCOMX
MFS Conservative Allocation Portfolio (First Prospectus Summary) | MFS Conservative Allocation Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIMX
MFS Conservative Allocation Portfolio (Second Prospectus Summary) | MFS Conservative Allocation Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIMSX
MFS Global Real Estate Portfolio (First Prospectus Summary) | MFS Global Real Estate Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCREX
MFS Global Real Estate Portfolio (Second Prospectus Summary) | MFS Global Real Estate Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRESX
MFS Growth Allocation Portfolio (First Prospectus Summary) | MFS Growth Allocation Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIBGX
MFS Growth Allocation Portfolio (Second Prospectus Summary) | MFS Growth Allocation Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIGSX
MFS Inflation-Adjusted Bond Portfolio (First Prospectus Summary) | MFS Inflation-Adjusted Bond Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBIX
MFS Inflation-Adjusted Bond Portfolio (Second Prospectus Summary) | MFS Inflation-Adjusted Bond Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBISX
MFS Limited Maturity Portfolio (First Prospectus Summary) | MFS Limited Maturity Portfolio | Initial Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGSSX
MFS Limited Maturity Portfolio (Second Prospectus Summary) | MFS Limited Maturity Portfolio | Service Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGSDX
MFS Mid Cap Value Portfolio (First Prospectus Summary) | MFS Mid Cap Value Portfolio | Initial Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGMX
MFS Mid Cap Value Portfolio (Second Prospectus Summary) | MFS Mid Cap Value Portfolio | Service Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGMCX
MFS Moderate Allocation Portfolio (First Prospectus Summary) | MFS Moderate Allocation Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIBX
MFS Moderate Allocation Portfolio (Second Prospectus Summary) | MFS Moderate Allocation Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIBSX
MFS New Discovery Value Portfolio (First Prospectus Summary) | MFS New Discovery Value Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCDSX
MFS New Discovery Value Portfolio (Second Prospectus Summary) | MFS New Discovery Value Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDSSX